Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Equipment and Software, Net

8. PROPERTY, EQUIPMENT AND SOFTWARE, NET

As of December 31, 2020 and 2019, property, equipment and software consist of:

	December 31,
	2020	2019
Office buildings	$5,140,635	$4,822,303
Electronic equipment, furniture and fixtures	5,470,985	5,029,249
Motor vehicles	201,509	242,265
Purchased software	17,465,168	15,538,161
	28,278,297	25,631,978
Less: accumulated depreciation	(17,426,398)	(13,796,462)
Property, equipment and software, net	$10,851,899	$11,835,516

Depreciation expense for the year ended December 31, 2020, 2019, and 2018 were approximately $3.2 million, $2.8 million and $2.9 million, respectively.

Company’s office buildings, with net carry value of approximately $3.0 million, are used as collateral for its short-term bank loan.